Derivative Financial Instruments - Schedule of Profile of the Nominal Amount of the Foreign Currency Forward Contracts and Option Collars and the Fair Values (Details) € in Thousands, $ in Thousands	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)
FX forward contracts
Fair value measurement hierarchy of the Group's assets and liabilities
Fair value, Asset | €	€ 511		€ 6,849
Fair value, Liability | €					€ (5,338)
FX forward contracts | Less than 1 year
Fair value measurement hierarchy of the Group's assets and liabilities
Notional amount		$ 162,295		$ 104,545		$ 150,000
FX forward contracts | Between 1 and 2 years
Fair value measurement hierarchy of the Group's assets and liabilities
Notional amount		48,800		55,398		50,000
Option collars
Fair value measurement hierarchy of the Group's assets and liabilities
Fair value, Asset | €	0		10,104
Fair value, Liability | €	€ (576)		€ (209)		€ (4,431)
Option collars | Less than 1 year
Fair value measurement hierarchy of the Group's assets and liabilities
Notional amount		159,875		300,000
Option collars | Between 1 and 2 years
Fair value measurement hierarchy of the Group's assets and liabilities
Notional amount		$ 48,800		$ 100,000		250,000
Option collars | Between 2 and 5 years
Fair value measurement hierarchy of the Group's assets and liabilities
Notional amount						$ 50,000